Operating segment and geographic data	12 Months Ended
Dec. 31, 2015
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Discrete Automation and Motion, Low Voltage Products, Process Automation, Power Products and Power Systems. The remaining operations of the Company are included in Corporate and Other.

        A description of the types of products and services provided by each reportable segment is as follows:

•

Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, programmable logic controllers, robots and robotics, solar inverters, wind converters, rectifiers, excitation systems, power quality and protection solutions, electric vehicle fast charging infrastructure, components and subsystems for railways, and related services for a wide range of applications in discrete automation, process industries, transportation and utilities.

•

Low Voltage Products:  manufactures and sells products and systems that provide protection, control and measurement for electrical installations, as well as enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. In addition the segment manufactures products for wiring and cable management, cable protection systems, power connection and safety. The segment also makes intelligent building control systems for home and building automation.

•

Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals, and power industries.

•

Power Products:  manufactures and sells a wide range of products across voltage levels, including circuit breakers, switchgear, capacitors, instrument transformers, power, distribution and traction transformers for electrical and other infrastructure utilities, as well as industrial and commercial customers.

•

Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products, software and services and incorporating components manufactured by both the Company and by third parties, for power generation, transmission and distribution utilities, other infrastructure utilities, as well as other industrial and commercial enterprises.

•	Corporate and Other: includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor business activities.

        Effective January 1, 2015, the Company changed its primary measure of segment performance from Operational EBITDA to Operational EBITA, which represents income from operations excluding amortization expense on intangibles arising upon acquisitions (acquisition-related amortization), restructuring and restructuring-related expenses, gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items, as well as foreign exchange/commodity timing differences in income from operations consisting of: (i) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (iii) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

        The segment performance for 2014 and 2013 has been restated to reflect this change.

        The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company's consolidated Operational EBITA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

        The following tables present segment revenues, Operational EBITA, the reconciliations of consolidated Operational EBITA to income from continuing operations before taxes, as well as depreciation and amortization, and capital expenditures for 2015, 2014 and 2013, as well as total assets at December 31, 2015, 2014 and 2013.

	2015
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,492	635	9,127
Low Voltage Products	6,210	337	6,547
Process Automation	6,235	139	6,374
Power Products	8,352	1,198	9,550
Power Systems	6,132	210	6,342
Corporate and Other	60	1,459	1,519
Intersegment elimination	—	(3,978)	(3,978)

Consolidated	35,481	—	35,481

	2014
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	9,296	846	10,142
Low Voltage Products	7,117	415	7,532
Process Automation	7,745	203	7,948
Power Products	8,782	1,551	10,333
Power Systems	6,686	334	7,020
Corporate and Other	204	1,592	1,796
Intersegment elimination	—	(4,941)	(4,941)

Consolidated	39,830	—	39,830

	2013
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,909	1,006	9,915
Low Voltage Products	7,338	391	7,729
Process Automation	8,287	210	8,497
Power Products	9,096	1,936	11,032
Power Systems	8,025	350	8,375
Corporate and Other	193	1,583	1,776
Intersegment elimination	—	(5,476)	(5,476)

Consolidated	41,848	—	41,848

($ in millions)	2015	2014	2013
Operational EBITA:
Discrete Automation and Motion	1,271	1,589	1,622
Low Voltage Products	1,096	1,241	1,265
Process Automation	755	958	1,022
Power Products	1,178	1,319	1,435
Power Systems	274	(96)	326
Corporate and Other and Intersegment elimination	(405)	(536)	(523)

Consolidated Operational EBITA	4,169	4,475	5,147
Acquisition-related amortization	(310)	(380)	(390)
Restructuring and restructuring-related expenses(1)	(674)	(235)	(252)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	(120)	482	(181)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	67	(223)	60
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(68)	(42)	14
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(15)	101	(11)

Income from operations	3,049	4,178	4,387
Interest and dividend income	77	80	69
Interest and other finance expense	(286)	(362)	(390)

Income from continuing operations before taxes	2,840	3,896	4,066

(1)	Amounts also include the incremental implementation costs in relation to the White Collar Productivity program.

	Depreciation and amortization			Capital expenditure(1)			Total assets(1) at December 31,
($ in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discrete Automation and Motion	295	309	285	145	192	214	9,452	10,123	10,931
Low Voltage Products	271	301	323	166	184	204	7,481	7,978	9,389
Process Automation	75	88	87	52	49	68	3,851	4,268	4,537
Power Products	191	217	223	164	220	252	6,869	7,396	7,669
Power Systems	138	175	183	75	92	101	6,120	6,855	7,905
Corporate and Other	190	215	217	274	289	267	7,583	8,232	7,601

Consolidated	1,160	1,305	1,318	876	1,026	1,106	41,356	44,852	48,032

(1)	Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Geographic information

        Effective January 1, 2015, the Company streamlined its regional organization, reducing the number of regions to three. The geographic information for revenues in 2014 and 2013, and for long-lived assets at December 31, 2014, has been restated to reflect this change.

        Geographic information for revenues and long-lived assets was as follows:

	Revenues			Long-lived assets at December 31,
($ in millions)	2015	2014	2013	2015	2014
Europe	11,602	13,745	14,450	3,253	3,460
The Americas	10,554	11,490	12,133	1,113	1,215
Asia, Middle East and Africa	13,325	14,595	15,265	910	977

Total	35,481	39,830	41,848	5,276	5,652

        Revenues by geography reflect the location of the customer. Approximately 20 percent, 19 percent and 18 percent of the Company's total revenues in 2015, 2014, and 2013, respectively, came from customers in the United States. Approximately 13 percent, 13 percent, and 12 percent of the Company's total revenues in 2015, 2014, and 2013, respectively, were generated from customers in China. In 2015, 2014 and 2013, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent "Property, plant and equipment, net" and are shown by location of the assets. At December 31, 2015, approximately 16 percent of the Company's long-lived assets were located in each of Switzerland, the United States and Sweden. At December 31, 2014, approximately 16 percent of the long-lived assets were located in each of Switzerland and the United States while approximately 15% were located in Sweden.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

2016 Realignment of segments

        On September 9, 2015, the Company announced a reorganization of its operating segments aimed at delivering more customer value in a better, more focused way from its combined power and automation offering. Effective January 1, 2016, ABB commenced operating with four segments, namely Discrete Automation and Motion, Electrification Products, Process Automation and Power Grids.

        There were no significant changes in the Discrete Automation and Motion segment.

        The new Electrification Products segment includes the combined businesses of the previous Low Voltage Products segment and the Medium Voltage Products business, previously included in the former Power Products segment.

        The scope of businesses in the Process Automation segment has been expanded to include the Distributed Control Systems business from the former Power Systems segment.

        The new Power Grids segment includes the remaining businesses of the former Power Products and Power Systems segments, excluding the businesses transferred to other segments as described above.